CERTAIN BALANCE SHEET COMPONENTS (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 574	$ 941
Accrued clinical and manufacturing expenses	190	617
Accrued professional and consulting services	594	51
Other liabilities, current portion	499	493
Total other accrued liabilities, current portion	1,857	2,102
Other liabilities, noncurrent portion
Total current and noncurrent other accrued liabilities	$ 1,857	$ 2,102